NET LOSS PER COMMON SHARE - Computation of basic and diluted earnings per share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
NET LOSS PER COMMON SHARE
Net loss	$ (3,854,500)	$ (1,852,700)	$ (19,200,200)	$ (3,727,900)
Less: Accretion and settlement of Series B Preferred Stock dividend				(40,000)
Series B Preferred Stock discount amortization			(692,700)	(210,600)
Less: IPO Common Stock discount amortization	(24,700)		(19,700)
Net loss attributable to common shareholders, basic and diluted	$ (3,879,200)	$ (2,221,100)	$ (19,912,600)	$ (3,978,500)
Weighted average common shares outstanding, basic and diluted	7,332,999	2,863,812	4,505,867	2,862,809
Net loss per common share, basic and diluted	$ (0.53)	$ (0.78)	$ (4.42)	$ (1.39)